Financial Instruments (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 CAD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Notes payable	$ 50,159	$ 29,930
Restricted funds	132,246	8,261
Cash and cash equivalents	67,462	184,173			$ 113,568
Current liabilities	503,638	82,487
Contractual commitments	47,267
Unrealized gain or loss on foreign exchange	9,108	1,392
Price Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Conversion of debt, converted amount		$ 29,860
Percentage of unsecured convertible debentures		8.00%
Amount of increase or decrease in comprehensive loss due to 10% of increase or decrease in the fair value of these financial assets	37,100
Credit Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents and short-term investments held in credit union without publicly available credit rating	111
Restricted funds	29,999
Expected credit loss	66	$ 35
Maximum exposure to credit risk	$ 522,908	$ 211,860
Economic Dependence Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of sales recorded from Société québécoise du cannabis	42.00%
Percentage of sales recorded from the Ontario Cannabis Store	20.00%
Percentage of sales recorded from the Alberta Gaming, Liquor and Cannabis agency	14.00%
Percentage of sales recorded from one crown corporation		70.00%
Percentage of trade receivable from crown corporations Societe quebecoise du cannabis	13.00%	47.00%
Percentage of trade receivable from the Ontario Cannabis Store	29.00%	25.00%
Percentage of trade receivables from the Alberta Gaming, Liquor and Cannabis agency	13.00%
Liquidity Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 67,462	$ 184,173
Trade receivables	37,421	19,426
Current liabilities	503,638
Contractual commitments	18,244
Foreign Currency Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 434,838	$ 42,981	$ 348,931	$ 57,652
Immaterial change in foreign exchange rates	1.00%
Unrealized gain or loss on foreign exchange	$ 4,348